SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund

June 30, 2020 (Unaudited)

Shares		Value

Common Stocks — 98.84%
Argentina — 0.57%
8,400	MercadoLibre, Inc.*	$8,280,468

Bangladesh — 0.23%
9,034,764	BRAC Bank Ltd.	3,387,370

Brazil — 4.60%
2,219,700	B3 SA - Brasil Bolsa Balcao	22,731,302
6,479,660	Banco Bradesco SA	22,817,802
1,065,766	Raia Drogasil SA	21,883,274

		67,432,378

Chile — 4.14%
4,011,024	Antofagasta Plc	46,424,869
4,520,643	SACI Falabella	14,309,316

		60,734,185

China — 22.46%
318,000	Alibaba Group Holding Ltd., ADR*	68,592,600
6,625,354	China Resources Land Ltd.	25,323,396
6,939,600	Fuyao Glass Industry Group Co. Ltd., Series H(a)	16,615,371
2,191,022	Midea Group Co. Ltd., Class A	18,574,671
5,374,912	Ping An Insurance Group Co. of China Ltd., Series H	53,582,454
1,486,978	Sunny Optical Technology Group Co. Ltd.	23,932,150
1,299,183	Tencent Holdings Ltd.	83,248,935
820,000	Yum China Holdings, Inc.	39,417,400

		329,286,977

Hong Kong — 3.91%
4,746,009	AIA Group Ltd.	44,411,278
302,972	Hong Kong Exchanges & Clearing Ltd.	12,904,102

		57,315,380

India — 14.63%
763,084	Dr Reddy’s Laboratories Ltd.	39,970,177
90,380	Dr. Reddy’s Laboratories Ltd., ADR	4,791,044
1,841,027	HDFC Bank Ltd.	25,876,597
458,396	Hero MotoCorp Ltd.	15,490,558
1,953,431	Housing Development Finance Corp. Ltd.	45,421,416
3,947,370	Mahindra & Mahindra Ltd.	26,793,622
2,040,147	Tata Consultancy Services Ltd.	56,160,201

		214,503,615

Indonesia — 2.96%
9,147,768	Bank Central Asia Tbk PT	18,302,865
244,474,800	Kalbe Farma Tbk PT	25,080,366

		43,383,231

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Korea — 9.91%
83,523	Amorepacific Corp.	$11,682,981
1,393,977	Hanon Systems	10,564,544
53,742	NCSoft Corp.	39,980,139
119,570	Samsung Fire & Marine Insurance Co. Ltd.	17,579,718
1,053,384	Shinhan Financial Group Co. Ltd.	25,456,304
561,870	SK Hynix, Inc.	40,116,683

		145,380,369

Mexico — 2.02%
478,500	Fomento Economico Mexicano SAB de CV, ADR	29,671,785

Peru — 1.74%
190,460	Credicorp Ltd.	25,458,788

Philippines — 2.81%
2,170,955	SM Investments Corp.*	41,230,385

South Africa — 7.85%
2,045,305	Clicks Group Ltd.	24,831,336
2,505,638	Discovery Ltd.	15,136,373
409,140	Naspers Ltd., N Shares	75,191,906

		115,159,615

Taiwan — 13.99%
15,259,555	E.Sun Financial Holding Co. Ltd.	14,453,987
180,000	Largan Precision Co. Ltd.*	25,027,203
2,226,000	MediaTek, Inc.	44,009,420
6,702,530	Standard Foods Corp.	14,347,193
6,638,866	Taiwan Semiconductor Manufacturing Co. Ltd.	70,899,904
15,009,468	Uni-President Enterprises Corp.	36,365,042

		205,102,749

Thailand — 0.73%
3,550,100	Kasikornbank Public Co. Ltd., NVDR	10,770,312

Turkey — 1.42%
23,162,818	Enka Insaat ve Sanayi AS	20,866,372

United Kingdom — 4.87%
1,037,455	Mondi Plc	19,468,872
963,564	Unilever Plc	51,975,502

		71,444,374

Total Common Stocks		1,449,408,353

(Cost $1,472,825,205)

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SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Emerging Markets Equity Fund (cont.)

June 30, 2020 (Unaudited)

Shares		Value

Investment Company — 0.92%
13,440,997	U.S. Government Money Market Fund, RBC Institutional Class 1 (b)	$13,440,997

Total Investment Company		13,440,997

(Cost $13,440,997)

Total Investments		$1,462,849,350
(Cost $1,486,266,202) — 99.76%
Other assets in excess of liabilities — 0.24%		3,496,629

NET ASSETS — 100.00%		$1,466,345,979

*	Non-income producing security.
(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated investment.

Abbreviations used are defined below:

ADR - American Depositary Receipt

NVDR - Non-Voting Depository Receipt

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Financials	24.43%
Consumer Discretionary	20.04%
Information Technology	17.74%
Consumer Staples	13.01%
Communication Services	8.40%
Health Care	4.76%
Materials	4.49%
Industrials	4.24%
Real Estate	1.73%
Other	1.16%

100.00%

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